Distribution Date:	04/18/22	Wells Fargo Commercial Mortgage Trust 2016-C36
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C36

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Kathleen Luzik	(703) 302-1902
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 1)	15-17		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 2)	18-20		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Principal Prepayment Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	22		David Rodgers	(212) 230-9025
Delinquency Loan Detail	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	26-27				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	28
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	30
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000MBL4	1.453000%	41,947,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000MBM2	2.504000%	39,657,000.00	6,611,583.40	3,411,111.14	13,796.17	0.00	0.00	3,424,907.31	3,200,472.26	33.26%	30.00%
A-3	95000MBN0	2.807000%	220,000,000.00	220,000,000.00	0.00	514,616.67	0.00	0.00	514,616.67	220,000,000.00	33.26%	30.00%
A-4	95000MBP5	3.065000%	250,203,000.00	250,203,000.00	0.00	639,060.16	0.00	0.00	639,060.16	250,203,000.00	33.26%	30.00%
A-SB	95000MBQ3	2.933000%	48,917,000.00	44,805,398.62	1,576,042.75	109,511.86	0.00	0.00	1,685,554.61	43,229,355.87	33.26%	30.00%
A-S	95000MBR1	3.419000%	77,236,000.00	77,236,000.00	0.00	220,058.24	0.00	0.00	220,058.24	77,236,000.00	23.28%	21.00%
B	95000MBU4	3.671000%	42,909,000.00	42,909,000.00	0.00	131,265.78	0.00	0.00	131,265.78	42,909,000.00	17.74%	16.00%
C	95000MBV2	4.309881%	36,473,000.00	36,473,000.00	0.00	130,995.24	0.00	0.00	130,995.24	36,473,000.00	13.03%	11.75%
D	95000MAC5	2.942000%	41,836,000.00	41,836,000.00	0.00	102,567.93	0.00	0.00	102,567.93	41,836,000.00	7.62%	6.88%
E-1	95000MAE1	4.309881%	9,118,000.00	9,118,000.00	0.00	32,747.91	0.00	0.00	32,747.91	9,118,000.00	6.44%	5.81%
E-2	95000MAG6	4.309881%	9,118,000.00	9,118,000.00	0.00	32,747.91	0.00	0.00	32,747.91	9,118,000.00	5.27%	4.75%
F-1	95000MAL5	4.309881%	4,291,000.00	4,291,000.00	0.00	15,411.42	0.00	0.00	15,411.42	4,291,000.00	4.71%	4.25%
F-2	95000MAN1	4.309881%	4,291,000.00	4,291,000.00	0.00	15,411.42	0.00	0.00	15,411.42	4,291,000.00	4.16%	3.75%
G-1	95000MAU5	4.309881%	6,098,000.00	6,098,000.00	0.00	21,901.38	0.00	0.00	21,901.38	6,098,000.00	3.37%	3.04%
G-2	95000MAW1	4.309881%	6,098,000.00	6,098,000.00	0.00	21,901.38	0.00	0.00	21,901.38	6,098,000.00	2.58%	2.33%
H-1	95000MBC4	4.309881%	9,992,979.00	9,992,979.00	0.00	5,421.26	0.00	0.00	5,421.26	9,992,979.00	0.00%	0.00%
H-2	95000MBE0	4.309881%	9,992,979.00	9,992,979.00	0.00	0.00	0.00	0.00	0.00	9,992,979.00	0.00%	0.00%
R	95000MBJ9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			858,177,958.01	779,073,940.02	4,987,153.89	2,007,414.73	0.00	0.00	6,994,568.62	774,086,786.13

X-A	95000MBS9	1.372145%	600,724,000.00	521,619,982.02	0.00	596,448.44	0.00	0.00	596,448.44	516,632,828.13
X-B	95000MBT7	0.800881%	120,145,000.00	120,145,000.00	0.00	80,184.84	0.00	0.00	80,184.84	120,145,000.00
X-D	95000MAA9	1.367881%	41,836,000.00	41,836,000.00	0.00	47,688.89	0.00	0.00	47,688.89	41,836,000.00
Notional SubTotal			762,705,000.00	683,600,982.02	0.00	724,322.17	0.00	0.00	724,322.17	678,613,828.13

Deal Distribution Total					4,987,153.89	2,731,736.90	0.00	0.00	7,718,890.79

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000MBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000MBM2	166.71920216	86.01536021	0.34788738	0.00000000	0.00000000	0.00000000	0.00000000	86.36324760	80.70384194
A-3	95000MBN0	1,000.00000000	0.00000000	2.33916668	0.00000000	0.00000000	0.00000000	0.00000000	2.33916668	1,000.00000000
A-4	95000MBP5	1,000.00000000	0.00000000	2.55416666	0.00000000	0.00000000	0.00000000	0.00000000	2.55416666	1,000.00000000
A-SB	95000MBQ3	915.94739293	32.21871231	2.23872805	0.00000000	0.00000000	0.00000000	0.00000000	34.45744036	883.72868062
A-S	95000MBR1	1,000.00000000	0.00000000	2.84916671	0.00000000	0.00000000	0.00000000	0.00000000	2.84916671	1,000.00000000
B	95000MBU4	1,000.00000000	0.00000000	3.05916661	0.00000000	0.00000000	0.00000000	0.00000000	3.05916661	1,000.00000000
C	95000MBV2	1,000.00000000	0.00000000	3.59156746	0.00000000	0.00000000	0.00000000	0.00000000	3.59156746	1,000.00000000
D	95000MAC5	1,000.00000000	0.00000000	2.45166675	0.00000000	0.00000000	0.00000000	0.00000000	2.45166675	1,000.00000000
E-1	95000MAE1	1,000.00000000	0.00000000	3.59156723	0.00000000	0.00000000	0.00000000	0.00000000	3.59156723	1,000.00000000
E-2	95000MAG6	1,000.00000000	0.00000000	3.59156723	0.00000000	0.00000000	0.00000000	0.00000000	3.59156723	1,000.00000000
F-1	95000MAL5	1,000.00000000	0.00000000	3.59156840	0.00000000	0.00000000	0.00000000	0.00000000	3.59156840	1,000.00000000
F-2	95000MAN1	1,000.00000000	0.00000000	3.59156840	0.00000000	0.00000000	0.00000000	0.00000000	3.59156840	1,000.00000000
G-1	95000MAU5	1,000.00000000	0.00000000	3.59156773	0.00000000	0.00000000	0.00000000	0.00000000	3.59156773	1,000.00000000
G-2	95000MAW1	1,000.00000000	0.00000000	3.59156773	0.00000000	0.00000000	0.00000000	0.00000000	3.59156773	1,000.00000000
H-1	95000MBC4	1,000.00000000	0.00000000	0.54250689	3.04906075	5.36939585	0.00000000	0.00000000	0.54250689	1,000.00000000
H-2	95000MBE0	1,000.00000000	0.00000000	0.00000000	3.59156764	76.74033639	0.00000000	0.00000000	0.00000000	1,000.00000000
R	95000MBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000MBS9	868.31886527	0.00000000	0.99288265	0.00000000	0.00000000	0.00000000	0.00000000	0.99288265	860.01695975
X-B	95000MBT7	1,000.00000000	0.00000000	0.66740056	0.00000000	0.00000000	0.00000000	0.00000000	0.66740056	1,000.00000000
X-D	95000MAA9	1,000.00000000	0.00000000	1.13990080	0.00000000	0.00000000	0.00000000	0.00000000	1.13990080	1,000.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/22 - 03/30/22	30	0.00	13,796.17	0.00	13,796.17	0.00	0.00	0.00	13,796.17	0.00
A-3	03/01/22 - 03/30/22	30	0.00	514,616.67	0.00	514,616.67	0.00	0.00	0.00	514,616.67	0.00
A-4	03/01/22 - 03/30/22	30	0.00	639,060.16	0.00	639,060.16	0.00	0.00	0.00	639,060.16	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	109,511.86	0.00	109,511.86	0.00	0.00	0.00	109,511.86	0.00
X-A	03/01/22 - 03/30/22	30	0.00	596,448.44	0.00	596,448.44	0.00	0.00	0.00	596,448.44	0.00
X-B	03/01/22 - 03/30/22	30	0.00	80,184.84	0.00	80,184.84	0.00	0.00	0.00	80,184.84	0.00
X-D	03/01/22 - 03/30/22	30	0.00	47,688.89	0.00	47,688.89	0.00	0.00	0.00	47,688.89	0.00
A-S	03/01/22 - 03/30/22	30	0.00	220,058.24	0.00	220,058.24	0.00	0.00	0.00	220,058.24	0.00
B	03/01/22 - 03/30/22	30	0.00	131,265.78	0.00	131,265.78	0.00	0.00	0.00	131,265.78	0.00
C	03/01/22 - 03/30/22	30	0.00	130,995.24	0.00	130,995.24	0.00	0.00	0.00	130,995.24	0.00
D	03/01/22 - 03/30/22	30	0.00	102,567.93	0.00	102,567.93	0.00	0.00	0.00	102,567.93	0.00
E-1	03/01/22 - 03/30/22	30	0.00	32,747.91	0.00	32,747.91	0.00	0.00	0.00	32,747.91	0.00
E-2	03/01/22 - 03/30/22	30	0.00	32,747.91	0.00	32,747.91	0.00	0.00	0.00	32,747.91	0.00
F-1	03/01/22 - 03/30/22	30	0.00	15,411.42	0.00	15,411.42	0.00	0.00	0.00	15,411.42	0.00
F-2	03/01/22 - 03/30/22	30	0.00	15,411.42	0.00	15,411.42	0.00	0.00	0.00	15,411.42	0.00
G-1	03/01/22 - 03/30/22	30	0.00	21,901.38	0.00	21,901.38	0.00	0.00	0.00	21,901.38	0.00
G-2	03/01/22 - 03/30/22	30	0.00	21,901.38	0.00	21,901.38	0.00	0.00	0.00	21,901.38	0.00
H-1	03/01/22 - 03/30/22	30	23,104.08	35,890.46	0.00	35,890.46	30,469.20	0.00	0.00	5,421.26	53,656.26
H-2	03/01/22 - 03/30/22	30	728,358.17	35,890.46	0.00	35,890.46	35,890.46	0.00	0.00	0.00	766,864.57
Totals			751,462.25	2,798,096.56	0.00	2,798,096.56	66,359.66	0.00	0.00	2,731,736.90	820,520.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
E-1 (Cert)	95000MAE1	4.309881%	0.00	9,118,000.00	0.00	32,747.91	0.00	0.00	32,747.91	9,118,000.00
E-1 (EC)	NA	N/A	9,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Cert)	95000MAG6	4.309881%	0.00	9,118,000.00	0.00	32,747.91	0.00	0.00	32,747.91	9,118,000.00
E-2 (EC)	NA	N/A	9,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Cert)	95000MAL5	4.309881%	0.00	4,291,000.00	0.00	15,411.42	0.00	0.00	15,411.42	4,291,000.00
F-1 (EC)	NA	N/A	4,291,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Cert)	95000MAN1	4.309881%	0.00	4,291,000.00	0.00	15,411.42	0.00	0.00	15,411.42	4,291,000.00
F-2 (EC)	NA	N/A	4,291,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Cert)	95000MAU5	4.309881%	0.00	6,098,000.00	0.00	21,901.38	0.00	0.00	21,901.38	6,098,000.00
G-1 (EC)	NA	N/A	6,098,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Cert)	95000MAW1	4.309881%	0.00	6,098,000.00	0.00	21,901.38	0.00	0.00	21,901.38	6,098,000.00
G-2 (EC)	NA	N/A	6,098,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-1 (EC)	NA	4.309881%	8,174,500.00	8,174,500.00	0.00	4,434.72	0.00	0.00	4,434.72	8,174,500.00
H-1 (Cert)	95000MBC4	4.309881%	1,818,479.00	1,818,479.00	0.00	986.54	0.00	0.00	986.54	1,818,479.00
H-2 (EC)	NA	4.309881%	8,174,500.00	8,174,500.00	0.00	0.00	0.00	0.00	0.00	8,174,500.00
H-2 (Cert)	95000MBE0	4.309881%	1,818,479.00	1,818,479.00	0.00	0.00	0.00	0.00	0.00	1,818,479.00
Regular Interest Total			58,999,958.00	58,999,958.00	0.00	145,542.68	0.00	0.00	145,542.68	58,999,958.00

Exchangeable Certificate Details
E	95000MAJ0	4.309881%	18,236,000.00	18,236,000.00	0.00	65,495.82	0.00	0.00	65,495.82	18,236,000.00
EF	95000MAS0	N/A	26,818,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EFG	95000MBA8	N/A	39,014,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	95000MAQ4	4.309881%	8,582,000.00	8,582,000.00	0.00	30,822.83	0.00	0.00	30,822.83	8,582,000.00
G	95000MAY7	4.309881%	12,196,000.00	12,196,000.00	0.00	43,802.76	0.00	0.00	43,802.76	12,196,000.00
H	95000MBG5	4.309881%	16,349,000.00	16,349,000.00	0.00	4,434.72	0.00	0.00	4,434.72	16,349,000.00
Exchangeable Certificates Total			121,195,000.00	55,363,000.00	0.00	144,556.13	0.00	0.00	144,556.13	55,363,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 32

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
E	95000MAJ0	1,000.00000000	0.00000000	3.59156723	0.00000000	0.00000000	0.00000000	0.00000000	3.59156723	1,000.00000000
EF	95000MAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
EFG	95000MBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
F	95000MAQ4	1,000.00000000	0.00000000	3.59156723	0.00000000	0.00000000	0.00000000	0.00000000	3.59156723	1,000.00000000
G	95000MAY7	1,000.00000000	0.00000000	3.59156773	0.00000000	0.00000000	0.00000000	0.00000000	3.59156773	1,000.00000000
H	95000MBG5	1,000.00000000	0.00000000	0.27125329	3.32031378	41.05486696	0.00000000	0.00000000	0.27125329	1,000.00000000

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	Additional Information
Total Available Distribution Amount (1)	7,718,890.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,815,097.75	Master Servicing Fee	10,472.54
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,406.08
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	335.43
ARD Interest	0.00	Operating Advisor Fee	1,262.33
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	234.80
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,815,097.75	Total Fees	17,001.19

Principal		Expenses/Reimbursements
Scheduled Principal	786,268.03	Reimbursement for Interest on Advances	135.97
Unscheduled Principal Collections		ASER Amount	39,859.70
Principal Prepayments	4,200,885.86	Special Servicing Fees (Monthly)	22,082.05
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,281.94
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	4,987,153.89	Total Expenses/Reimbursements	66,359.66

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,731,736.90
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	4,987,153.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	7,718,890.79
Total Funds Collected	7,802,251.64	Total Funds Distributed	7,802,251.64

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	779,073,940.64	779,073,940.64	Beginning Certificate Balance	779,073,940.02
(-) Scheduled Principal Collections	786,268.03	786,268.03	(-) Principal Distributions	4,987,153.89
(-) Unscheduled Principal Collections	4,200,885.86	4,200,885.86	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	774,086,786.75	774,086,786.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	781,729,619.60	781,729,619.60	Ending Certificate Balance	774,086,786.13
Ending Actual Collateral Balance	776,666,192.89	776,666,192.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.62)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.62)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.31%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	28,116,755.69	3.63%	53	4.5406	NAP	Defeased	8	28,116,755.69	3.63%	53	4.5406	NAP
2,000,000 or less	8	11,517,858.75	1.49%	54	4.2685	2.485067	1.40 or less	19	205,473,782.85	26.54%	53	4.4162	0.721346
2,000,001 to 3,000,000	5	12,329,065.00	1.59%	53	4.1466	1.175981	1.41 to 1.50	5	33,244,721.14	4.29%	54	4.5987	1.431338
3,000,001 to 4,000,000	8	28,595,693.53	3.69%	52	4.4656	1.556536	1.51 to 1.60	4	48,243,265.86	6.23%	52	4.4086	1.524551
4,000,001 to 5,000,000	5	22,928,591.82	2.96%	53	4.5903	1.573703	1.61 to 1.70	2	67,849,953.73	8.77%	53	4.0989	1.661012
5,000,001 to 6,000,000	5	26,700,684.53	3.45%	54	4.5223	2.524187	1.71 to 1.80	6	84,703,270.58	10.94%	52	4.3275	1.789437
6,000,001 to 7,000,000	3	18,938,026.88	2.45%	51	4.4852	2.493068	1.81 to 1.90	2	21,871,879.77	2.83%	54	4.3604	1.818764
7,000,001 to 8,000,000	3	22,102,740.26	2.86%	52	4.5315	1.699320	1.91 to 2.00	2	23,879,850.46	3.08%	53	3.9930	1.963630
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	97,016,299.25	12.53%	54	4.2080	2.163959
9,000,001 to 10,000,000	1	9,116,488.98	1.18%	53	5.0000	1.761500	2.26 to 2.50	2	6,398,612.77	0.83%	54	4.1260	2.435671
10,000,001 to 15,000,000	7	89,452,794.99	11.56%	53	4.3524	1.752246	2.51 to 2.75	7	105,131,993.45	13.58%	54	3.4386	2.698393
15,000,001 to 20,000,000	5	87,493,007.19	11.30%	54	4.3528	1.235517	2.76 to 3.00	2	26,289,614.41	3.40%	53	3.8546	2.858265
20,000,001 to 30,000,000	5	123,349,171.43	15.93%	53	4.6111	1.161787	3.01 to 3.50	4	19,476,812.89	2.52%	51	4.4801	3.287117
30,000,001 to 50,000,000	2	85,975,847.94	11.11%	53	3.6226	1.470984	3.51 to 4.00	2	6,389,973.90	0.83%	54	3.7329	3.929641
50,000,001 to 70,000,000	2	132,500,000.00	17.12%	53	3.6434	2.280096	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	1	74,970,059.76	9.68%	54	3.9900	2.202300	Totals	68	774,086,786.75	100.00%	53	4.1915	1.729705
Totals	68	774,086,786.75	100.00%	53	4.1915	1.729705
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	28,116,755.69	3.63%	53	4.5406	NAP	Totals	93	774,086,786.75	100.00%	53	4.1915	1.729705
Alabama	3	17,972,745.73	2.32%	54	4.1909	1.998335
									Property Type³
Arkansas	1	26,981,885.96	3.49%	50	4.7800	0.479800
California	6	57,794,512.54	7.47%	53	4.1410	2.120794		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	2	12,659,431.20	1.64%	50	4.8825	1.368436		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	2	2,938,612.77	0.38%	54	4.2080	2.590034	Defeased	8	28,116,755.69	3.63%	53	4.5406	NAP
Florida	6	32,721,177.97	4.23%	51	4.4373	2.144696	Industrial	8	40,515,110.76	5.23%	54	4.2810	1.915570
Georgia	1	5,040,860.88	0.65%	54	4.6800	2.635200	Lodging	10	119,454,602.67	15.43%	53	4.7714	0.960077
Idaho	1	1,049,508.62	0.14%	54	4.4600	3.978700	Mobile Home Park	8	32,357,067.43	4.18%	53	4.7299	1.733393
Illinois	3	83,725,045.80	10.82%	54	4.0750	2.115851	Multi-Family	14	95,486,159.15	12.34%	54	3.8024	1.679674
Indiana	1	28,982,878.16	3.74%	54	4.5200	(0.619500)	Office	7	178,734,736.37	23.09%	53	3.9398	2.014879
Louisiana	4	2,765,000.00	0.36%	53	3.8210	2.848600	Retail	32	250,139,873.45	32.31%	53	4.0920	1.863198
Maryland	1	20,049,453.58	2.59%	53	4.9800	2.030300	Self Storage	6	29,282,481.23	3.78%	54	4.4284	2.008814
Michigan	3	20,493,559.67	2.65%	53	4.2801	1.812784	Totals	93	774,086,786.75	100.00%	53	4.1915	1.729705
Minnesota	1	4,500,000.00	0.58%	54	4.0020	2.430300
New Jersey	1	67,500,000.00	8.72%	54	3.1170	2.745300
New York	13	100,541,853.36	12.99%	54	4.0285	1.599813
North Carolina	1	18,090,745.26	2.34%	54	4.1200	1.524000
Ohio	8	76,799,564.37	9.92%	53	4.0267	1.653133
Pennsylvania	1	3,591,187.34	0.46%	43	5.1100	0.885300
South Carolina	1	2,032,726.14	0.26%	48	5.9300	1.272500
Tennessee	2	1,520,000.00	0.20%	53	3.8210	2.848600
Texas	17	66,927,485.43	8.65%	54	4.6911	1.274557
Virginia	3	86,771,796.28	11.21%	52	4.2722	1.670505
Wisconsin	3	4,520,000.00	0.58%	53	3.8210	2.848600

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	28,116,755.69	3.63%	53	4.5406	NAP	Defeased	8	28,116,755.69	3.63%	53	4.5406	NAP
	3.250% or less	1	67,500,000.00	8.72%	54	3.1170	2.745300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	4	13,200,297.60	1.71%	54	3.4328	1.744230	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	9	114,472,423.08	14.79%	53	3.6306	1.780756	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	4	123,334,910.22	15.93%	54	3.9570	2.284396	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	112,948,151.58	14.59%	53	4.1589	1.772793	49 months or greater	60	745,970,031.06	96.37%	53	4.1784	1.734360
	4.251% to 4.500%	9	76,011,854.43	9.82%	53	4.4095	1.328698	Totals	68	774,086,786.75	100.00%	53	4.1915	1.729705
	4.501% to 4.750%	9	72,764,134.76	9.40%	53	4.5862	0.915120
	4.751% to 5.000%	12	121,842,637.17	15.74%	52	4.8816	1.413986
	5.001% to 5.250%	6	41,862,896.08	5.41%	53	5.0672	1.365554
	5.251% to 6.000%	1	2,032,726.14	0.26%	48	5.9300	1.272500
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	774,086,786.75	100.00%	53	4.1915	1.729705
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	28,116,755.69	3.63%	53	4.5406	NAP	Defeased	8	28,116,755.69	3.63%	53	4.5406	NAP
	60 months or less	60	745,970,031.06	96.37%	53	4.1784	1.734360	Interest Only	11	248,000,000.00	32.04%	53	3.7063	2.287242
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	28,117,748.04	3.63%	53	4.7569	1.450236
	Totals	68	774,086,786.75	100.00%	53	4.1915	1.729705	241 months to 300 months	43	463,173,456.60	59.83%	53	4.4055	1.462603
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	3	6,678,826.42	0.86%	54	3.5230	1.246902
								Totals	68	774,086,786.75	100.00%	53	4.1915	1.729705
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	28,116,755.69	3.63%	53	4.5406	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	583,884,145.11	75.43%	53	4.1636	1.914428	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	14	128,580,610.84	16.61%	54	4.0444	0.949262
	25 months or greater	3	33,505,275.11	4.33%	53	4.9510	1.609281
	Totals	68	774,086,786.75	100.00%	53	4.1915	1.729705
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310936720	RT	Gurnee	IL	Actual/360	3.990%	257,584.63	0.00	0.00	N/A	10/01/26	--	74,970,059.76	74,970,059.76	11/01/21
2	310935956	OF	Jersey City	NJ	Actual/360	3.117%	181,175.62	0.00	0.00	N/A	10/11/26	--	67,500,000.00	67,500,000.00	04/11/22
3	883100593	OF	Reston	VA	Actual/360	4.190%	234,530.33	0.00	0.00	N/A	08/06/26	--	65,000,000.00	65,000,000.00	04/06/22
4	470100630	MF	Coram	NY	Actual/360	3.630%	128,338.66	81,574.41	0.00	N/A	10/01/26	--	41,057,422.35	40,975,847.94	04/01/22
5	883100647	RT	Columbus	OH	Actual/360	3.616%	140,116.12	0.00	0.00	N/A	08/05/26	--	45,000,000.00	45,000,000.00	04/05/22
6	310936422	LO	Indianapolis	IN	Actual/360	4.520%	113,000.54	49,519.26	0.00	N/A	10/11/26	--	29,032,397.42	28,982,878.16	08/11/20
7	883100596	RT	Jonesboro	AR	Actual/360	4.780%	111,245.91	45,058.39	0.00	N/A	06/06/26	--	27,026,944.35	26,981,885.96	03/06/21
8	416000237	LO	Long Island City	NY	Actual/360	5.050%	99,519.72	35,450.67	0.00	N/A	10/01/26	--	22,885,404.40	22,849,953.73	11/01/21
9	306071009	RT	Various	Various	Actual/360	3.821%	80,563.13	0.00	0.00	N/A	09/06/26	--	24,485,000.00	24,485,000.00	04/06/22
10	883100597	LO	Towson	MD	Actual/360	4.980%	86,114.75	31,717.24	0.00	N/A	09/06/26	--	20,081,170.82	20,049,453.58	04/06/22
11	883100616	IN	Houston	TX	Actual/360	4.768%	71,870.76	42,359.87	0.00	N/A	10/06/26	--	17,504,786.53	17,462,426.66	04/06/22
12	310936548	RT	Fredericksburg	VA	Actual/360	4.380%	68,140.63	31,775.41	0.00	N/A	09/01/26	--	18,066,450.08	18,034,674.67	04/01/22
13	883100617	RT	Charlotte	NC	Actual/360	4.120%	64,285.10	29,075.15	0.00	N/A	10/06/26	--	18,119,820.41	18,090,745.26	04/06/22
14	306701014	LO	Dallas	TX	Actual/360	4.500%	66,773.89	29,496.32	0.00	N/A	10/11/26	--	17,231,972.82	17,202,476.50	10/11/21
15	310936511	IN	San Jose	CA	Actual/360	3.990%	57,476.87	25,969.95	0.00	N/A	09/11/26	--	16,728,654.05	16,702,684.10	04/11/22
16	306701016	MF	Spanish Fort	AL	Actual/360	4.270%	54,532.32	23,132.73	0.00	N/A	10/11/26	--	14,830,878.46	14,807,745.73	04/11/22
17	625100238	OF	Orlando	FL	Actual/360	5.000%	63,549.41	19,121.12	0.00	N/A	05/05/26	--	14,759,862.82	14,740,741.70	04/05/22
19	883100614	OF	Corona	CA	Actual/360	4.200%	48,940.08	24,412.50	0.00	N/A	10/06/26	--	13,531,818.82	13,507,406.32	04/06/22
20	300571602	RT	Columbus	OH	Actual/360	4.600%	48,943.09	20,776.54	0.00	N/A	10/06/26	--	12,355,898.88	12,335,122.34	04/06/22
21	300571589	MH	Erie	MI	Actual/360	4.450%	44,189.27	20,034.87	0.00	N/A	09/06/26	--	11,531,813.77	11,511,778.90	04/06/22
22	310934567	SS	Daly City	CA	Actual/360	4.060%	41,428.92	0.00	0.00	N/A	10/11/26	--	11,850,000.00	11,850,000.00	04/11/22
23	300571590	RT	Miami	FL	Actual/360	3.700%	34,091.39	0.00	0.00	N/A	09/01/26	--	10,700,000.00	10,700,000.00	04/01/22
24	306701024	MH	Various	OH	Actual/360	5.000%	39,313.42	14,368.74	0.00	N/A	09/11/26	--	9,130,857.72	9,116,488.98	04/11/22
25	300571595	LO	Cooperstown	NY	Actual/360	4.550%	27,785.38	27,490.20	0.00	N/A	10/06/26	--	7,091,624.24	7,064,134.04	06/06/20
26	625100239	OF	Englewood	CO	Actual/360	5.000%	33,892.05	10,261.53	0.00	N/A	05/05/26	--	7,871,701.39	7,861,439.86	04/05/22
27	410936182	MF	Ann Arbor	MI	Actual/360	4.000%	24,767.59	13,425.63	0.00	N/A	10/11/26	--	7,190,591.99	7,177,166.36	04/11/22
28	300571593	OF	Houston	TX	Actual/360	5.060%	27,877.44	9,957.18	0.00	N/A	09/06/26	--	6,397,984.06	6,388,026.88	03/06/22
29	300571586	OF	Columbus	OH	Actual/360	4.580%	25,302.70	8,862.15	0.00	N/A	09/06/26	--	6,415,672.95	6,406,810.80	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	883100611	IN	Spring Valley	CA	Actual/360	3.707%	20,270.08	0.00	0.00	N/A	10/06/26	--	6,350,000.00	6,350,000.00	04/06/22
32	306701032	LO	Waco	TX	Actual/360	4.970%	24,606.49	9,097.86	0.00	N/A	09/11/26	--	5,749,553.74	5,740,455.88	04/11/22
33	625100217	RT	La Quinta	CA	Actual/360	4.690%	25,039.39	0.00	0.00	N/A	01/05/26	--	6,200,000.00	6,200,000.00	04/05/22
34	306701034	SS	Wilmette	IL	Actual/360	4.850%	23,313.46	8,348.05	0.00	N/A	10/11/26	--	5,582,205.63	5,573,857.58	04/11/22
35	470101470	MF	Brooklyn	NY	Actual/360	3.590%	16,542.54	10,702.48	0.00	N/A	10/01/26	--	5,351,167.76	5,340,465.28	04/01/22
37	300571599	LO	Richmond Hill	GA	Actual/360	4.680%	20,348.40	8,369.32	0.00	N/A	10/06/26	--	5,049,230.20	5,040,860.88	04/06/22
38	416000239	RT	Camillus	NY	Actual/360	4.480%	19,341.58	8,612.44	0.00	N/A	10/01/26	--	5,013,657.35	5,005,044.91	04/01/22
39	300571597	LO	Marysville	OH	Actual/360	4.790%	19,925.72	7,849.52	0.00	N/A	10/06/26	--	4,830,802.57	4,822,953.05	04/06/22
40	306701040	SS	Aurora	CO	Actual/360	4.690%	19,409.72	8,046.24	0.00	N/A	08/11/26	--	4,806,037.58	4,797,991.34	04/11/22
41	300571569	MF	Dallas	TX	Actual/360	4.480%	18,150.95	7,629.43	0.00	N/A	08/06/26	--	4,705,027.35	4,697,397.92	04/06/22
42	306701042	MH	Lake Charles	LA	Actual/360	5.000%	18,115.47	4,207,464.18	0.00	N/A	10/11/21	--	4,207,464.18	0.00	04/11/22
43	883100613	RT	Duluth	MN	Actual/360	4.002%	15,507.75	0.00	0.00	N/A	10/06/26	--	4,500,000.00	4,500,000.00	04/06/22
44	300571594	LO	Dallas	TX	Actual/360	5.010%	17,760.02	6,424.46	0.00	N/A	10/06/26	--	4,116,673.97	4,110,249.51	04/06/22
45	470099810	MF	Bronx	NY	Actual/360	3.470%	11,938.36	8,193.37	0.00	N/A	09/01/26	--	3,995,361.20	3,987,167.83	04/01/22
46	306701046	MH	San Angelo	TX	Actual/360	4.760%	15,804.38	6,339.03	0.00	N/A	09/11/26	--	3,855,771.57	3,849,432.54	04/11/22
47	300571600	SS	Winston Salem	NC	Actual/360	4.450%	15,391.98	5,663.46	0.00	N/A	10/06/26	--	4,016,754.64	4,011,091.18	04/06/22
48	625100203	LO	York	PA	Actual/360	5.110%	15,841.74	8,980.97	0.00	N/A	11/05/25	--	3,600,168.31	3,591,187.34	04/05/22
49	300571591	OF	Stafford	VA	Actual/360	5.180%	16,694.88	5,658.46	0.00	N/A	10/06/26	--	3,742,780.07	3,737,121.61	04/06/22
51	470101090	MF	Jamaica	NY	Actual/360	3.390%	11,384.75	0.00	0.00	N/A	10/01/26	--	3,900,000.00	3,900,000.00	04/01/22
52	300571584	SS	Arlington Heights	IL	Actual/360	4.580%	14,204.36	4,975.01	0.00	N/A	09/06/26	--	3,601,612.80	3,596,637.79	04/06/22
53	306701053	MH	Palm Springs	CA	Actual/360	4.780%	13,128.81	5,192.19	0.00	N/A	10/11/26	--	3,189,614.31	3,184,422.12	04/11/22
54	306701054	MF	Chicago	IL	Actual/360	4.720%	12,950.83	5,243.59	0.00	N/A	10/11/26	--	3,186,372.05	3,181,128.46	02/11/22
55	306701055	SS	San Antonio	TX	Actual/360	4.540%	12,395.50	5,421.77	0.00	N/A	09/11/26	--	3,170,655.40	3,165,233.63	04/11/22
56	410936822	IN	Dallas	TX	Actual/360	4.160%	10,801.86	5,477.77	0.00	N/A	10/11/26	--	3,015,406.78	3,009,929.01	04/11/22
57	300571585	SS	Broadview Heights	OH	Actual/360	4.450%	12,059.29	4,462.69	0.00	N/A	09/06/26	--	3,147,043.21	3,142,580.52	04/06/22
58	306701058	MH	Evansville	IN	Actual/360	4.750%	12,086.68	4,866.86	0.00	N/A	09/11/26	--	2,954,976.72	2,950,109.86	04/11/22
59	470101110	MF	Brooklyn	NY	Actual/360	3.460%	8,346.42	3,203.45	0.00	N/A	10/01/26	--	2,801,333.22	2,798,129.77	04/01/22
60	300571562	MH	Dallas	TX	Actual/360	4.920%	10,703.78	4,057.64	0.00	N/A	08/06/26	--	2,526,463.01	2,522,405.37	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
61	306701061	MU	Clearlake Oaks	CA	Actual/360	4.470%	9,551.56	4,270.20	0.00	N/A	10/11/26	--	2,481,461.36	2,477,191.16	04/11/22
62	470100830	MF	Yonkers	NY	Actual/360	3.530%	7,681.25	2,826.94	0.00	N/A	11/01/26	--	2,526,956.77	2,524,129.83	04/01/22
63	306701063	MH	Bradenton	FL	Actual/360	4.840%	10,265.42	3,965.90	0.00	N/A	10/11/26	--	2,463,045.16	2,459,079.26	04/11/22
64	470101610	MF	Yonkers	NY	Actual/360	3.410%	7,385.02	0.00	0.00	N/A	10/01/26	--	2,515,000.00	2,515,000.00	04/01/22
65	306701065	SS	DeSoto	TX	Actual/360	4.640%	7,991.61	3,339.22	0.00	N/A	10/11/26	--	2,000,125.13	1,996,785.91	04/11/22
66	625100236	RT	Florence	SC	Actual/360	5.930%	10,392.91	2,549.59	0.00	N/A	04/05/26	--	2,035,275.73	2,032,726.14	04/05/22
67	306701067	SS	Newtown	CT	Actual/360	4.420%	7,238.90	3,301.90	0.00	N/A	10/11/26	--	1,901,914.67	1,898,612.77	04/11/22
68	410936386	RT	Clinton Township	MI	Actual/360	4.310%	6,709.50	3,199.68	0.00	N/A	10/11/26	--	1,807,814.09	1,804,614.41	04/11/22
69	470101590	MF	New York	NY	Actual/360	3.640%	4,256.73	1,482.83	0.00	N/A	10/01/26	--	1,358,049.65	1,356,566.82	04/01/22
70	306701070	MH	Bradenton	FL	Actual/360	5.150%	5,269.28	1,829.06	0.00	N/A	08/11/26	--	1,188,186.07	1,186,357.01	04/11/22
71	470101570	MF	Yonkers	NY	Actual/360	3.610%	3,466.91	2,223.18	0.00	N/A	10/01/26	--	1,115,259.35	1,113,036.17	04/01/22
72	470100530	MF	Briarwood	NY	Actual/360	3.580%	3,436.09	2,232.94	0.00	N/A	10/01/26	--	1,114,609.98	1,112,377.04	04/01/22
73	306701073	MH	Kimberly	ID	Actual/360	4.460%	4,037.66	1,812.35	0.00	N/A	10/11/26	--	1,051,320.97	1,049,508.62	04/11/22
Totals							2,815,097.75	4,987,153.89	0.00				779,073,940.64	774,086,786.75
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,733,131.00	13,987,786.65	01/01/21	09/30/21	--	0.00	0.00	1,813,732.78	1,813,732.78	0.00	0.00
2	24,744,098.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,512,941.30	8,057,638.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,959,755.00	3,176,278.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
5	44,923,803.51	0.00	--	--	--	0.00	0.00	275,426.44	275,426.44	0.00	0.00
6	(1,716,470.00)	0.00	--	--	02/14/22	0.00	0.00	3,247,903.40	3,247,903.40	0.00	0.00
7	4,300,698.36	2,032,274.74	01/01/21	09/30/21	02/11/22	6,781,801.85	53,072.31	128,119.79	1,977,381.58	0.00	0.00
8	2,984,402.00	0.00	--	--	03/11/22	0.00	52,913.75	134,670.65	658,461.62	0.00	0.00
9	2,812,187.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,323,401.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,184,339.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,533,135.99	5,696,879.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,802,019.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	408,032.00	0.00	--	--	02/14/22	0.00	0.00	577,183.67	577,183.67	0.00	0.00
15	2,115,623.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,747,085.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,755,898.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	993,028.68	741,211.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,328,969.82	908,943.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,195,921.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,277,823.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,007,414.50	859,384.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,154,677.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,303,603.00	1,330,160.00	04/01/19	03/31/20	01/11/22	0.00	0.00	55,182.70	1,215,377.18	0.00	0.00
26	793,072.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,133,053.95	704,696.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,335,088.00	1,465,230.40	01/01/20	09/30/20	11/12/21	2,750,857.03	11,974.25	37,807.07	37,807.07	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	832,540.61	611,368.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,420,098.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,072,303.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	512,320.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,071,983.00	1,283,164.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
37	988,724.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	534,660.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	369,442.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	481,984.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	839,560.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	479,847.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	443,752.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	119,617.41	167,937.57	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	809,650.00	630,520.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
46	403,093.10	361,524.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	490,261.00	79,015.00	01/01/19	03/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
49	387,945.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	110,596.00	202,733.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	232,954.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	167,201.11	01/01/21	06/30/21	--	0.00	0.00	18,152.69	36,362.70	18,762.46	0.00
55	379,392.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	158,297.00	203,841.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	91,501.00	38,996.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
63	310,021.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	87,193.00	90,512.00	07/31/20	07/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	246,073.27	216,686.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	244,881.04	168,604.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	314,781.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	378,854.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	78,791.00	174,108.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
70	280,508.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	77,876.00	122,634.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
72	60,451.00	60,451.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
73	167,344.46	71,076.31	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	156,124,036.60	43,610,856.54				9,532,658.88	117,960.31	6,288,179.18	9,839,636.44	18,762.46	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
42	306701042	4,200,885.86	Disposition	0.00	0.00
Totals		4,200,885.86		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	1	3,181,128.46	0	0.00	3	56,895,973.73	2	29,914,087.77	0	0.00	0	0.00	0	0.00	1	4,200,885.86	4.191548%	4.124977%	53
03/17/22	2	9,584,356.11	0	0.00	3	57,003,972.99	2	29,977,028.64	0	0.00	0	0.00	0	0.00	0	0.00	4.196194%	4.128514%	54
02/17/22	1	3,192,845.18	0	0.00	3	57,134,568.26	2	30,052,006.56	0	0.00	0	0.00	0	0.00	0	0.00	4.196552%	4.130177%	55
01/18/22	1	3,198,041.34	0	0.00	3	57,241,582.25	2	30,114,374.85	0	0.00	0	0.00	0	0.00	0	0.00	4.196831%	4.130419%	56
12/17/21	0	0.00	0	0.00	3	57,348,154.84	2	30,176,484.75	0	0.00	0	0.00	0	0.00	0	0.00	4.197108%	4.130659%	57
11/18/21	1	3,208,789.64	0	0.00	3	57,462,011.91	2	30,242,462.06	0	0.00	0	0.00	0	0.00	0	0.00	4.197408%	4.130921%	58
10/18/21	1	3,213,921.26	0	0.00	3	57,567,674.90	2	30,304,040.90	0	0.00	0	0.00	0	0.00	0	0.00	4.197682%	4.131159%	59
09/17/21	0	0.00	0	0.00	3	57,680,655.24	2	30,369,506.35	0	0.00	0	0.00	0	0.00	0	0.00	4.202923%	4.136751%	59
08/17/21	1	3,224,540.95	0	0.00	3	57,785,416.03	1	23,145,049.47	0	0.00	0	0.00	0	0.00	0	0.00	4.203193%	4.136986%	60
07/16/21	1	3,229,608.80	0	0.00	3	57,889,744.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210094%	4.144175%	61
06/17/21	1	3,235,078.58	1	27,445,367.30	2	30,556,071.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210393%	4.144438%	62
05/17/21	3	34,419,469.71	0	0.00	2	30,616,350.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210664%	4.121194%	63
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	883100596	03/06/21	12	6	128,119.79	1,977,381.58	0.00	27,577,938.83	08/12/20	2
8	416000237	11/01/21	4	6	134,670.65	658,461.62	0.00	23,038,380.34	04/17/20	2		08/10/21
25	300571595	06/06/20	21	6	55,182.70	1,215,377.18	129,716.63	7,656,305.36	05/04/20	2		08/24/21
28	300571593	03/06/22	0	B	37,807.07	37,807.07	0.00	6,397,984.06	12/31/20	13
54	306701054	02/11/22	1	1	18,152.69	36,362.70	18,762.46	3,192,845.18
Totals					373,932.89	3,925,390.15	148,479.09	67,863,453.77
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		11,823,913	11,823,913	0		0
49 - 60 Months		762,262,873	702,185,771	30,163,014		29,914,088
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	774,086,787	714,009,685	3,181,128	0	26,981,886	29,914,088
Mar-22	779,073,941	708,278,147	9,584,356	0	54,119,813	7,091,624
Feb-22	780,027,784	715,484,607	3,192,845	0	54,228,635	7,121,697
Jan-22	780,807,361	716,145,459	3,198,041	0	54,314,898	7,148,962
Dec-21	781,583,945	720,007,025	0	0	54,400,798	7,176,122
Nov-21	782,414,708	717,508,097	3,208,790	0	54,493,739	7,204,082
Oct-21	783,185,118	718,161,284	3,213,921	0	31,505,872	30,304,041
Sep-21	790,000,780	732,320,124	0	0	27,311,149	30,369,506
Aug-21	790,774,304	729,764,347	3,224,541	0	34,640,367	23,145,049
Jul-21	796,592,816	730,425,502	3,229,609	0	62,937,705	0
Jun-21	797,430,585	736,194,067	3,235,079	27,445,367	30,556,072	0
May-21	798,205,933	733,170,113	34,419,470	0	30,616,351	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	310936422	28,982,878.16	29,980,176.44	63,600,000.00	11/02/21	(2,103,244.00)	(0.61950)	12/31/20	10/11/26	293
7	883100596	26,981,885.96	27,577,938.83	130,000,000.00	04/05/16	1,624,643.74	0.47980	09/30/21	06/06/26	289
8	416000237	22,849,953.73	23,038,380.34	34,400,000.00	11/30/21	2,683,636.00	1.65690	12/31/19	10/01/26	293
14	306701014	17,202,476.50	17,386,259.68	35,100,000.00	10/22/21	(9,513.00)	(0.00820)	12/31/20	10/11/26	293
25	300571595	7,064,134.04	7,656,305.36	10,700,000.00	08/04/21	1,209,417.00	1.82330	03/31/20	10/06/26	173
28	300571593	6,388,026.88	6,397,984.06	22,300,000.00	07/26/21	1,127,789.65	0.85860	09/30/20	09/06/26	292
42	306701042	0.00	-	6,190,000.00	08/22/16	470,197.86	1.58670	12/31/21	10/11/21	293
Totals		109,469,355.27	112,037,044.71	302,290,000.00		5,002,927.25

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	310936422	LO	IN	04/15/20	1

COVID related transfer as property was closed April 18th through July 9th. 9-month forbearance closed on 8/18/20. A six-month extension to the forbearance was approved and is in the closing process. The Borrower has received another $2.0

MM in second round of PPP loans. Per the January 2022 P+L, YTD occupancy is at 50.4% (up from February 2021 occupancy of 28.5%.) Property is also averaging a YTD ADR of $274 (up from $213 February 2021) and a $138 RevPAR (up

	from $61 February 2021). Loan is curr ently being monitored.

7	883100596	RT	AR	08/12/20	2

The loan transferred to special servicing effective 8/12/2020 due to imminent default. The collateral was previously a 329,398 SF enclosed mall constructed in 2006 and located in Jonesboro, AR. The mall collateral was largely destroyed by a tornado on 3/28/2020. The non-collateral anchors (Dillards/JCP/Target) received far less damage and reopened in 2020. The majority of the mall collateral has been demolished after being condemned. The borrower has been cooperative in turning over informa tion and access but is not willing to rebuild the property and carry the loan. A settlement is under discussion under which the lender will take title to the property in Q2 2022. The special servicer is working in depth on

	the insurance issues and agreements with non-collateral anchors in order to maximize recovery. Ultimate resolution is expected to occur no earlier than mid-2022.

8	416000237	LO	NY	04/17/20	2

COVID related transfer. Borrower was not providing updated financial reporting or turning over cash flow. Local counsel was engaged. Received notice that Guarantor, Sam Klein, passed away in April 2021. Claim filed with Klein estate. Bwr submitte d a modification proposal. Terms were rejected. Foreclosure filed. Bwr made partial monthly payments. 2/28/2022 TTM occupancy 83.9% and NOI of $2.71M. Cash management set up completed in March '22. A modification was proposed by Noteholder and countered by Bwr. The Bwr's counter was unacceptable. Borrower has escalated litigation. Receivership proposals pending and plan to seek appointment of receiver and proceed with foreclosure.

14	306701014	LO	TX	04/13/20	98

COVID related transfer. 6 month Forbearance closed on 9/14/2020 with Borrower bringing the loan current through November. A 6-month extension of the forbearance was approved. Borrower's bring current date is November 2022. Property

	reported a 56.63% occupancy rate in February 2022 vs YE 2021 occupancy of 46.08%.

25	300571595	LO	NY	05/04/20	2

COVID related transfer. Borrower obtained an EIDL loan secured by personal property that secures the subject loan, in violation of the loan and SPE requirements. Review of financials revealed multiple questionable cash outflows. NOD sent.

Bwr prop osal and related information received and rejected. Bwr submitted proposal for loan modification. After initial discussions, Bwr revised proposal. The proposal was rejected. SS proposed modification terms. Receiver appointed and transition comple ted 11/8/21. Occupancy 1/31/22 TTM was 40%. Sprinkler line broke 1/16/22 flooding lobby and basement areas. Property temporarily closed. Damage is covered by insurance and repairs are underway. Reopening

	delayed due to additional repairs needed for antiquated equipment. Opening now expected in mid April.

28	300571593	OF	TX	12/31/20	13

Loan transferred to LNR from Midland on 02-02-2022 due to Imminent Monetary Default. Property is a set of 6 & 8 story, Class A office buildings, totaling 276,056 SF located in the Clear Lakes market of Houston. The properties includes 1,036 surface p arking spaces and retail space connecting the two buildings. A receiver was appointed 2/8/21. Property is currently 67.2% Leased and 52.5% physically occupied. Kuraray recently extended through 12/31/22

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
42	306701042	MH	LA	03/14/22	8
New Transfer as of 03/14/2022; file is under review.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310936720	74,970,059.76	3.99000%	74,970,059.76	3.99000%	10	06/05/20	05/01/20	08/11/20
1	310936720	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	02/11/21
1	310936720	0.00	3.99000%	0.00	3.99000%	10	12/31/20	05/01/20	02/11/21
5	883100647	45,000,000.00	3.61590%	45,000,000.00	3.61590%	10	07/07/20	06/05/20	08/11/20
5	883100647	0.00	3.61590%	0.00	3.61590%	10	07/24/20	06/05/20	08/11/20
5	883100647	0.00	3.61590%	0.00	3.61590%	10	06/05/20	06/05/20	08/11/20
6	310936422	0.00	4.52000%	0.00	4.52000%	10	08/18/20	05/11/20	--
14	306701014	0.00	4.50000%	0.00	4.50000%	10	09/14/20	09/11/20	--
14	306701014	0.00	4.50000%	0.00	4.50000%	10	02/11/21	09/11/20	02/11/21
20	300571602	0.00	4.60000%	0.00	4.60000%	10	08/27/20	06/10/20	11/12/20
Totals		119,970,059.76		119,970,059.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
42	306701042 04/18/22	4,207,464.18	6,190,000.00	4,725,481.98	249,883.19	4,725,481.98	4,475,598.79	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		4,207,464.18	6,190,000.00	4,725,481.98	249,883.19	4,725,481.98	4,475,598.79	0.00	0.00	0.00	0.00
Cumulative Totals		4,207,464.18	6,190,000.00	4,725,481.98	249,883.19	4,725,481.98	4,475,598.79	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
42	306701042	04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	2,575.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,250.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	5,818.30	0.00	0.00	27,885.45	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,926.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	1,178.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,709.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	1,377.34	0.00	0.00	11,974.25	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	279.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	248.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	135.97	0.00	0.00	0.00
Total	0.00	0.00	22,082.05	0.00	4,281.94	39,859.70	0.00	0.00	135.97	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		66,359.66

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Supplemental Notes
None

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